Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (3,704,734)	$ (779,905)	$ (9,849,964)	$ 66,196
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	78,117	95,549	366,979	384,677
Stock-based compensation	217,335		571,382
Warrants issued in Private Placement			664,064
Non-cash interest expense		82,230	2,589,025	414,269
Non-cash Restricted shares	311,066
Other	(127,482)
Changes in operating assets and liabilities:
Restricted cash		911	70,026	114,260
Trade accounts receivable		479,677	465,385	(337,483)
Prepaid expenses	(408,218)	(46,627)	(58,239)	1,049
Other assets	(317,073)	(260,096)	(911,289)	691,681
Trade accounts payable	440,649	370,122	1,115,987	(549,405)
Accrued and other liabilities	(208,047)	(410,902)	(136,997)	(3,846,904)
Income taxes	(2,184)	50,564	47,940	(14,822)
Net cash used in operations	(3,720,571)	(418,477)	(5,065,701)	(3,076,482)
Cash flows from investing activities:
Purchase of property and equipment	(40,648)	(1,768)	(267,406)	(49,471)
Net cash used in investing activities	(40,648)	(1,768)	(267,406)	(49,471)
Cash flows from financing activities:
Issuance of Common Stock, net of issuance costs			11,963,188
Issuance of Preferred Stock-series C, net of issuance costs			7,342,077
Proceeds from convertible stockholder loan			1,210,100	327,210
Repayment of debt	(1,000,323)		(181,515)
Net cash provided by (used in) financing activities	(1,000,323)		20,333,850	327,210
Effect of exchange rate change on cash and cash equivalents	(545,633)	742	(215,914)	161,047
Net increase (decrease) in cash and cash equivalents	(5,307,175)	(419,503)	14,784,829	(2,637,696)
Cash and cash equivalents at beginning of period	18,474,211	3,689,382	3,689,382	6,327,078
Cash and cash equivalents at end of period	13,167,036	3,269,879	18,474,211	3,689,382
Supplemental cash flow disclosures:
Cash paid for interest	4,224	27,059	71,757	79,668
Cash received (paid from) for income taxes	(422)	(18)	51,651	17,413
Noncash investing and Financing Activities:
Conversion from debt to equity			$ 4,380,906